Share-based Compensation	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share-based Compensation

11. Share-based Compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation – Stock Compensation, which requires measurement of compensation cost at the grant-date fair value of equity awards and recognition of expense over the requisite service period. AIAI’s 2026 Equity Incentive Plan (the “2026 Plan”) was adopted by the Board of Directors in January 2026 and approved by stockholders, becoming effective at the Closing Date. The 2026 Plan authorizes the grant of stock options and other equity-based awards to employees, directors, and consultants.

Equity Incentive Arrangements

In connection with employment agreements effective as of the Closing Date, certain executive officers were granted an aggregate of 0.85 million restricted stock awards that vest in three equal annual installments on the first, second, and third anniversaries of the Closing Date. In addition, under the Company’s Outside Director Compensation Policy, non-employee directors are eligible to receive equity awards in the form of restricted stock. Initial director awards totaling 0.07 million restricted stock awards vest over three years from the Closing Date, while subsequent annual grants will typically vest over a one-year service period. Compensation expense associated with these awards is recognized over the applicable vesting period in accordance with ASC 718.

Additionally, during the period May 7, 2026 and June 30, 2026 (Successor), the Company issued certain employees and executive officers additional equity awards totaling 0.10 million fully vested shares of Class A common stock and 0.05 million restricted stock awards vesting over a period of three years.

The grant date fair value of restricted stock awards issued at the Closing Date and between the Closing Date and on the completion of the Company’s Direct Listing has been estimated based upon the initial closing price of the Company’s Class A common stock on The Nasdaq Global Market on the Company’s first day of trading, May 14, 2026. The grant date fair value of restricted stock awards issued after completion of the Direct Listing has been determined based upon the closing price of the Company’s Class A common stock on The Nasdaq Global Market on the grant date.

Stock options

Options are granted with an exercise price no less than the fair value of the Company’s common stock on the grant date and have contractual terms determined by the plan administrator in accordance with the provisions of the 2026 Plan. As of June 30, 2026, a total of 6.0 million shares were authorized for issuance under the 2026 Plan. Other than replacement stock-option awards issued to former Constellation equity holders in connection with the Business Combination with Constellation, further discussed below, no stock-options have been issued under the 2026 Plan as of June 30, 2026.

Constellation Replacement Awards

In connection with the Business Combination with Constellation, the Company was required to issue replacement awards in the form of 3.75 million fully vested stock options which were outstanding as of the Closing Date. As all service requirements associated with these replacement awards occurred during the pre-combination period, the estimated fair value of the replacement awards has been included within the measurement of purchase consideration for the Constellation acquisition, and no associated compensation expense has been recognized by the Company.

The Company has recognized stock based compensation of $3.9 million in connection with the acceleration of vesting of Constellation awards at the Closing Date. The amount has been included within acquisition and related costs within the unaudited condensed consolidated statement of operations.

Valuation of Awards

The grant date fair value of the replacement stock options issued to former Constellation equity holders was determined using the Black Scholes model with the following weighted-average assumptions:

Risk-free interest rates	3.80%
Expected dividend yield	0.0%
Volatility factor	94.78%
Expected life (years)	3.07

Compensation Expense

For the period May 7, 2026 through June 30, 2026 (Successor), the Company recognized share-based compensation expense of $2.2 million, which is included in Selling, general and administrative expenses in the unaudited condensed consolidated statements of operations. No share-based compensation expense was recognized during the Predecessor periods.

Unrecognized Compensation Cost

As of June 30, 2026 (Successor), total unrecognized share-based compensation expense related to unvested equity awards in the form of AIAI restricted stock was $13.9 million, which is expected to be recognized over a weighted-average period of 2.85 years. There was no unrecognized share-based compensation expense related to unvested equity awards as of December 31, 2025 (Predecessor).